Organization and Business Description (Tables)	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Company's Subsidiaries

As of March 31, 2026, the Company had the following wholly-owned subsidiaries:

Name	Place and date of incorporation	Ownership	Principal activity
CTRL Media Limited	Hong Kong June 6, 2014	100%	Principally engaged in one-stop game advertising
CTRL Games Limited (“CTRL Games”)	Hong Kong December 16, 2024	100%	Principally engaged in game publishing
CTRL Solutions Limited (“CTRL Solutions”)	Hong Kong December 16, 2024	100%	Principally engaged in advertising consulting
Tongjiang Group Limited (“Tongjiang Group”)	Hong Kong September 19, 2025	100%	Principally engaged in high-value-added consulting and international trade services
Horgos Gongchuang Huitong Technology Co., Ltd	PRC January 19, 2026	100%	Inactive*

*	- On July 3, 2026, Horgos Gongchuang Huitong passed a resolution to dissolve the company and commence its deregistration and liquidation procedures. The statutory public notice period for the liquidation commenced on July 3, 2026 and will end on August 17, 2026.